Provisions (Tables)	12 Months Ended
Dec. 31, 2022
Provisions [abstract]
Schedule of provision for employee commitments

€ in thousand	As at December 31,
	2022	2021
Employer contribution costs on share-based compensation plans	3,330	26,520
Phantom shares	2,976	14,267
Retirement termination benefits	330	422
Leaving indemnities	267	—
BALANCE AS AT DECEMBER 31	6,903	41,210
Less non-current portion	1,320	8,308
CURRENT PORTION	5,583	32,901

Schedule of assumptions used in preparing sensitivity analysis for actuarial assumptions
Assumptions used

	As at December 31,
	2022	2021
Discount rate	3.60%	1.00%
Salary increase rate	2.50%	2.00%
Turnover rate	0% - 21.35%	0%- 21.35%
Social security rate	43.00% - 47.00%	43.00% - 47.00%
Average remaining lifespan of employees (in years)	20	22

Schedule of changes in defined benefit obligation	Present value of obligation development:

(In € thousand)	2022	2021
BALANCE AS AT JANUARY 1	422	550
Current service cost	86	77
Actuarial losses/(gains)	(178)	(205)
BALANCE AS AT DECEMBER 31	330	422

Schedule of other provisions

€ in thousand	As at December 31,
	2022	2021
Non-current	960	—
Current	24,714	15,806
PROVISIONS	25,674	15,806